STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
MAS FUNDS - SELECT EQUITY PORTFOLIO

(In Thousands)                                July 31, 1996
                                              -------------
ASSETS
   Cash                                       $  1,955
   Dividends Receivable                             43
   Receivable for Investments Sold              37,604
                                              --------
        Total Assets                            39,602
                                              --------
LIABILITIES

   Payable for Fund Shares Redeemed            (39,562)
   Payable for Investment Advisory Fees            (22)
   Payable for Administrative Fees                  (3)
   Other Liabilities                               (15)
                                              --------
        Total Liabilities                      (39,602)
                                              --------
NET ASSETS                                    $      0
                                              --------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
-----------------------------------
MAS FUNDS - SELECT EQUITY PORTFOLIO

                                                             Period from
                                                             October 1, 1995
(In Thousands)                                              to July 31, 1996*
---------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                              $   634
   Interest                                                                   119
                                                                          -------
        Total Income                                                          753
                                                                          -------
EXPENSES

   Investment Advisory Services - Note B                   $   152
   Less: Waived Fees                                           (22)           130
   Administrative Fee - Note C                                                 24
   Custodian Fee                                                               13
   Other Expenses                                                              22
                                                                          -------
        Total Expenses                                                        189
                                                                          -------
   Expense Offset - Note E                                                     (3)
                                                                          -------
        Net Expenses                                                          186
                                                                          -------
               Net Investment Income                                          567
                                                                          -------
REALIZED NET GAIN ON INVESTMENT SECURITIES                                  5,322
                                                                          -------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

  ON INVESTMENT SECURITIES - Note D                                        (3,581)
                                                                          -------
                Net Gain                                                    1,741
                                                                          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 2,308
                                                                          -------

* The Portfolio ceased operations on July 31, 1996.



The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------
MAS FUNDS - SELECT EQUITY PORTFOLIO

                                                                          YEAR ENDED   PERIOD ENDED
(In Thousands)                                                    SEPTEMBER 30, 1995  JULY 31, 1996*
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:

       Net Investment Income                                              $    579        $    567
       Realized Net Gain                                                       431           5,322
       Change in Unrealized Appreciation (Depreciation) - Note D             4,466          (3,581)
                                                                          --------        --------
          Net Increase in Net Assets Resulting from Operations               5,476           2,308
                                                                          --------        --------
DISTRIBUTIONS: - Note A

       Net Investment Income                                                  (575)           (720)
       In Excess of Net Investment Income                                     --                (4)
       Realized Net Gain                                                    (9,116)         (2,508)
       In Excess of Realized Net Gain                                         --               (53)
                                                                          --------        --------
          Total Distributions                                               (9,691)         (3,285)
                                                                          --------        --------
CAPITAL SHARE TRANSACTIONS:(1)

       Issued                                                                4,847           8,260
       In Lieu of Cash Distributions                                         9,691           3,285
       Redeemed (Note G)                                                    (9,897)        (40,149)
                                                                          --------        --------
            Net Increase (Decrease) from Capital Share Transactions          4,641         (28,604)
                                                                          --------        --------
       Total Increase (Decrease)                                               426         (29,581)

NET ASSETS:

   Beginning of Period                                                      29,155          29,581
                                                                          --------        --------
                                                                                          --------
   END OF PERIOD (2)                                                      $ 29,581        $      0
                                                                          --------        --------
(1) Shares Issued and Redeemed

           Shares Issued                                                       411             670
           In Lieu of Cash Distributions                                     1,026             278
           Shares Redeemed (Note G)                                           (615)         (3,456)
                                                                          --------        --------
                                                                               822          (2,508)
                                                                          --------        --------
(2) Net Assets Consist of:

           Paid in Capital                                                $ 25,226        $      0
           Undistributed Net Investment Income                                 161               0
           Undistributed Realized Net Gain                                     613               0
           Unrealized Appreciation on Investment Securities                  3,581               0
                                                                          --------        --------
TOTAL NET ASSETS                                                          $ 29,581        $      0
                                                                          --------        --------

* The Portfolio ceased operations on July 31, 1996.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
-----------------------------------
MAS FUNDS - SELECT EQUITY PORTFOLIO

For a Share Outstanding Throughout Each Period+

                                                                              YEAR  ENDED SEPTEMBER 30,
                                                         1991            1992             1993           1994            1995
                                                         ----            ----             ----           ----            ----
NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.86        $  16.09         $  17.65         $ 18.41         $ 17.29
                                                       --------        --------         --------         -------         -------
INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income                                0.34            0.32             0.31            0.71            0.27
      Net Realized and Unrealized Gain
        (Loss) on Investments                              4.26            1.76             1.49            0.06            2.07
                                                       --------        --------         --------         -------         -------

TOTAL FROM INVESTMENT OPERATIONS                           4.60            2.08             1.80            0.77            2.34
                                                       --------        --------         --------         -------         -------
DISTRIBUTIONS

      Net Investment Income                               (0.33)          (0.31)           (0.32)          (0.70)          (0.30)
      In Excess of Net Investment Income                     --              --               --              --              --
      Realized Net Gain                                   (0.04)          (0.21)           (0.72)          (1.19)          (7.53)
      In Excess of Realized Net Gain                         --              --               --              --              --
                                                       --------        --------         --------         -------         -------

TOTAL DISTRIBUTIONS                                       (0.37)          (0.52)           (1.04)          (1.89)          (7.83)
                                                       --------        --------         --------         -------         -------

NET ASSET VALUE, END OF PERIOD                         $  16.09        $  17.65         $  18.41         $ 17.29         $ 11.80
                                                       --------        --------         --------         -------         -------
TOTAL RETURN                                              39.48%          13.26%           10.46%           4.50%          26.22%
                                                       --------        --------         --------         -------         -------

RATIOS AND SUPPLEMENTAL DATA

      Net Assets, End of Period (Thousands)            $118,557        $205,264         $295,050         $29,155         $29,581
      Ratio of Expenses to Average Net Assets ##           0.60%           0.60%            0.60%           0.62%+          0.62%+
      Ratio of Net Investment Income
        to Average Net Assets                              2.41%           1.89%            1.78%           1.75%           2.48%
      Portfolio Turnover Rate                                29%             19%              33%             27%             73%
      Average Commission Rate ###                           N/A             N/A              N/A              N/A             N/A
                                                       --------        --------         --------         -------         -------

                                                  JULY 31, 1996*
                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  11.80
                                                    --------
INCOME FROM INVESTMENT OPERATIONS

      Net Investment Income                             0.19
      Net Realized and Unrealized Gain
        (Loss) on Investments                           0.70
                                                    --------

TOTAL FROM INVESTMENT OPERATIONS                        0.89
                                                    --------
DISTRIBUTIONS

      Net Investment Income                            (0.25)
      In Excess of Net Investment Income                  --
      Realized Net Gain                                (0.81)
      In Excess of Realized Net Gain                   (0.02)
                                                    --------

TOTAL DISTRIBUTIONS                                    (1.08)
                                                    --------

NET ASSET VALUE, END OF PERIOD                      $  11.61#
                                                    --------
TOTAL RETURN                                            7.62%
                                                    --------

RATIOS AND SUPPLEMENTAL DATA

      Net Assets, End of Period (Thousands)         $      0
      Ratio of Expenses to Average Net Assets ##        0.62%**++
      Ratio of Net Investment Income
        to Average Net Assets                           1.86%**
      Portfolio Turnover Rate                             89%
      Average Commission Rate ###                   $ 0.0558
                                                    --------

  *   The Portfolio ceased operations on July 31, 1996.

  **  Annualized.

  +   Reflects a 2.5 for 1 share split effective August 13, 1993.

  ++ Select Equity Portfolio expense ratios are net of voluntarily waived expenses of less than 0.01%, 0.13% and 0.07%** for the years ended September 30, 1994 and 1995 and the period ended July 31, 1996, respectively.

  #   Represents Net Asset Value as of the last day of operations.

  ## For the year(s) ended after September 30, 1994 the Ratio of Expenses to Average Net Assets for the Select Equity Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.61% and 0.61%**, respectively.

  ### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.



The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At July 31, 1996, the Fund was comprised of twenty-five active portfolios (the "Portfolios"). The accompanying financial statements and financial highlights are those of the Select Equity Portfolio (the "Portfolio") only. The Portfolio ceased operations as of July 31, 1996 through an in-kind redemption to its final remaining shareholder (Note G).

          A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern
                  Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent quoted bid and asked prices. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

         2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

                  Paid in capital, undistributed (overdistributed) net investment income and undistributed (overdistributed) realized net gain (loss) have been adjusted for permanent book-tax differences.

         3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio may transfer its uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio distributes substantially all of its net investment income to shareholders in the form of quarterly dividends. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, including permanent differences for gain (loss) on in-kind redemptions.

         5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

                  Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

NOTES TO FINANCIAL STATEMENTS

         B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, the Portfolio paid Miller Anderson & Sherrerd, LLP ("MAS" or "the Adviser") for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.50% to the average daily net assets for the quarter.

         MAS voluntarily agreed to reduce the fees payable to it and, if necessary, to reimburse the Portfolio if annual operating expenses exceed 0.61% of average daily net assets.

         On January 3, 1996, Morgan Stanley Group, Inc. acquired Miller Anderson & Sherrerd, LLP in a transaction in which Morgan Stanley Asset Management Holdings, Inc., an indirect wholly owned subsidiary of Morgan Stanley Group, Inc., became the sole general partner of the Adviser. In addition, Morgan Stanley Asset Management Holdings, Inc. and two other wholly owned subsidiaries of Morgan Stanley Group, Inc. became the limited partners of the Adviser. In connection with this transaction, on January 3, 1996, the Adviser entered into a new Investment Advisory Agreement with MAS Funds under the same terms and conditions as stated above.

         C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS received an annual fee accrued daily and payable monthly, of 0.08% of the Portfolio's average daily net assets. Chase Global Funds Services Company serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS.

         D.  PORTFOLIO INVESTMENT ACTIVITY.   For the period ended July
         31, 1996, purchases and sales (including in-kind redemptions) of investment securities other than temporary cash investments were $27,044,000 and $55,308,000, respectively.

         E. SECURITIES LENDING. The Portfolio loaned securities to certain brokers and received security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. During the period ended July 31, 1996, the Portfolio had security lending fees totaling $1,500.

         For lending securities the Portfolio received securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities.

         F. REMUNERATION OF TRUSTEES AND OFFICERS. The Fund paid each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons received no remuneration for their service as Trustees.

         G. IN-KIND TRANSACTIONS. ON July 31, 1996, the Portfolio realized a gain from in-kind redemptions of approximately $3,448,000 through the in-kind redemption of 3,238,498 shares valued at $37,603,914 to its final remaining shareholder.

                                               REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees
MAS Funds

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Select Equity Portfolio of MAS Funds (hereafter referred to as the "Fund") at July 31, 1996 and the results of its operations, the changes in its net assets and its financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note G to the financial statements, effective July 31, 1996 the Fund distributed its net assets to its remaining shareholder through a redemption in kind and ceased operations.

PRICE WATERHOUSE LLP

Boston, Massachusetts
November 21, 1996